Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities, Noncurrent [Abstract]
Debt from third party investors	¥ 1,276,145	¥ 1,763,062
Warranty provisions	789,005	424,802	¥ 266,072
Deposits from a third party	148,991	0
Government grants	122,513	318,242
Total	¥ 2,336,654	¥ 2,506,106